Other comprehensive income - Schedule of other comprehensive income, that may be reclassified to profit or loss, by type of instrument and geographical origin of the issuer (Details) - EUR (€)
€ in Millions
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of analysis of other comprehensive income by item [line items]
Net revaluation gains/ (losses)	€ (555)	€ (1,002)	€ 436
Fair Value	83,308	85,239	108,038
Debt securities
Disclosure of analysis of other comprehensive income by item [line items]
Revaluation gains	667	517	1,229
Revaluation losses	(1,222)	(1,519)	(793)
Net revaluation gains/ (losses)	(555)	(1,002)	436
Fair Value	81,547	83,298	105,585
Issued by Public-sector | Spain
Disclosure of analysis of other comprehensive income by item [line items]
Revaluation gains	17	26	271
Revaluation losses	0	(1)	0
Net revaluation gains/ (losses)	17	25	271
Fair Value	9,867	9,312	12,917
Issued by Public-sector | Rest of Europe
Disclosure of analysis of other comprehensive income by item [line items]
Revaluation gains	333	268	544
Revaluation losses	(96)	(199)	(118)
Net revaluation gains/ (losses)	237	69	426
Fair Value	18,258	17,593	20,397
Issued by Public-sector | Latin America and rest of the world
Disclosure of analysis of other comprehensive income by item [line items]
Revaluation gains	194	196	334
Revaluation losses	(820)	(937)	(438)
Net revaluation gains/ (losses)	(626)	(741)	(104)
Fair Value	38,169	40,873	49,847
Issued by Private-sector | Spain
Disclosure of analysis of other comprehensive income by item [line items]
Revaluation gains	98	0	2
Revaluation losses	(9)	(24)	(20)
Net revaluation gains/ (losses)	89	(24)	(18)
Fair Value	5,129	5,727	4,759
Issued by Private-sector | Rest of Europe
Disclosure of analysis of other comprehensive income by item [line items]
Revaluation gains	19	11	47
Revaluation losses	(30)	(68)	(171)
Net revaluation gains/ (losses)	(11)	(57)	(124)
Fair Value	5,018	5,203	11,708
Issued by Private-sector | Latin America and rest of the world
Disclosure of analysis of other comprehensive income by item [line items]
Revaluation gains	6	16	31
Revaluation losses	(267)	(290)	(46)
Net revaluation gains/ (losses)	(261)	(274)	(15)
Fair Value	€ 5,106	€ 4,590	€ 5,957